23) Loans and advances to customers (Details 5) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Simulation 1 [Member]
Sensitivity analysis
Constitution/ (Reversal)	R$ (300,652)
Simulation 1 [Member] | Base Scenario [Member]
Sensitivity analysis
Weighting	100.00%
Simulation 2 [Member]
Sensitivity analysis
Constitution/ (Reversal)	R$ (502,242)
Simulation 2 [Member] | Optimistic Scenario [Member]
Sensitivity analysis
Weighting	100.00%	[1]
Simulation 3 [Member]
Sensitivity analysis
Constitution/ (Reversal)	R$ 1,226,712
Simulation 3 [Member] | Pessimistic Scenario [Member]
Sensitivity analysis
Weighting	100.00%	[2]

[1]	Scenario in which the economy grows more than expected.
[2]	Scenario in which the economy grows less than expected.